Segment Information - Schedule of Financial Performance Measures of the Balance Sheet (Details) - Reportable Subsegments [Member]	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Condensed Financial Statements, Captions [Line Items]
Total assets	$ 57,047,028	$ 7,344,134	$ 71,433,737
Total liabilities	(47,143,875)	(6,069,219)	(67,901,505)
Net assets	$ 9,903,153	$ 1,274,915	$ 3,532,232